Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of discontinued operations [abstract]
Revenue			$ 3,557
EBITDA (as defined)*			224
Depreciation			(108)
Amortisation			(2)
Impairment			(1)
Operating profit			113
(Loss)/profit on disposals			(2)
Profit before finance costs			111
Finance costs			(8)
Share of equity accounted investments' profit			14
Profit before tax	$ 0	$ 0	117
Attributable income tax expense			(26)
Profit after tax for the financial year from discontinued operations	0	0	91
Profit attributable to:
Equity holders of the Company	0	0	90
Non-controlling interests	0	0	1
Profit after tax for the financial year from discontinued operations	$ 0	$ 0	$ 91
Basic earnings per Ordinary Share from discontinued operations			$ 0.113
Diluted earnings per Ordinary Share from discontinued operations			$ 0.112
Cash flows from discontinued operations
Net cash inflow/(outflow) from operating activities			$ 36
Net cash inflow/(outflow) from investing activities			1,722
Net cash outflow from financing activities			(80)
Net cash inflow			$ 1,678